Financial Income and Expenses (Details) - Schedule of net balances - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Net Balances Abstract
Monetary variations	R$ (732)	R$ (682)
Foreign exchange difference	2,621	(9,035)	(1,727)
Net on remeasurement of leases	(20,356)	(71,265)	(20,845)
Net on remeasurement of receivables from sale of farms	34,517	137,342	58,380
Realized profit (loss) from derivative financial instruments	(79,948)	(116,530)	(40,712)
Unrealized (loss) profit from Derivative financial instruments	R$ 14,241	R$ (8,960)	R$ (7,456)